Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000243188 [Member] | Las Vegas Sands Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243188 [Member] | Tapestry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243188 [Member] | NIKE, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243188 [Member] | NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243188 [Member] | Incyte Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243188 [Member] | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243188 [Member] | PulteGroup, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243188 [Member] | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243188 [Member] | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243188 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243188 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000243188 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000243188 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000243188 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000243188 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243188 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243188 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243188 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243188 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259086 [Member] | Vanguard Small-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000259086 [Member] | Vanguard Mid-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000259086 [Member] | Vanguard Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000259086 [Member] | Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000259086 [Member] | iShares S&P Small-Cap 600 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000259086 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000259086 [Member] | iShares Russell 2000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259086 [Member] | Symbotic, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259086 [Member] | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259086 [Member] | Markel Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259086 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000259086 [Member] | Small Cap ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000259086 [Member] | Mid-Cap ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000259086 [Member] | Micro Cap ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259086 [Member] | Short Term Investments1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%